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Morgan Grenfell Investment Trust
885 Third Avenue
New York, NY  10022


                                                                March 5, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D. C.  20549

Attention:  Filing Desk

        RE:     Morgan Grenfell Investment Trust
                Prospectus and Statement of Additional Information File No. 33-68704 and File No. 811-8006

Ladies and Gentlemen:

        On behalf of Morgan Grenfell Investment Trust (the "Trust") pursuant to the Securities Act of 1933, as amended and Rule 497(j) thereunder and the Investment Company Act of 1940, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information, each dated March 1, 1999 that would have been filed under paragraph 497(b) or 497(c) does not differ from that contained in Post-Effective Amendment No. 21 to the Trust's Registration Statement on Form N-1A ("PEA No. 21"), the most recent amendment to the Trust's registration statement and PEA No. 21 was filed electronically on March 1, 1999.

        If you have any questions or comments concerning the foregoing, please contact the undersigned at (212) 230-2579.

                                                Sincerely,

                                                /s/ Christina Casagrande

                                                Christina Casagrande



cc:     Christopher P. Harvey, Esq.